Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Changes in Accumulated Non-controlling Interests
Profit or loss allocated to
non-controlling
interests and accumulated
non-controlling
interests of subsidiaries that are material to the Group for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of Korean won)	December 31, 2018
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	328,302	￦	23,405	￦	(8,279)	￦	30,722	￦	374,150
BC Card Co., Ltd.	30.5%		339,067		28,418		(35,924)		13,986		345,547
KT Powertel Co., Ltd.	55.2%		53,053		(3,058)		—		2,870		52,865
KT Hitel Co.,Ltd.	32.9%		53,146		454		—		(1,264)		52,336
KT Telecop Co., Ltd.	13.2%		103,468		59		—		(170)		103,357

(In millions of Korean won)	December 31, 2019
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	374,150	￦	10,029	￦	(8,279)	￦	6	￦	375,906
BC Card Co., Ltd.	30.5%		345,547		37,795		(18,900)		53,033		417,475
KT Powertel Co., Ltd.	55.2%		52,865		1,751		—		(340)		54,276
KT Hitel Co., Ltd.	32.9%		52,336		1,720		—		653		54,709
KT Telecop Co., Ltd.	13.2%		103,357		(588)		—		(99,119)		3,650

(In millions of Korean won)	December 31, 2020
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	375,906	￦	22,171	￦	(8,279)	￦	(898)	￦	388,900
BC Card Co., Ltd.	30.5%		417,475		9,899		(22,787)		7,239		411,826
KT Powertel Co., Ltd.	55.2%		54,276		2,151		(478)		(202)		55,747
KT Hitel Co., Ltd.	32.9%		54,709		(1,840)		—		(2,563)		50,306
KT Telecop Co., Ltd.	13.2%		3,650		152		—		(208)		3,594

Summary of Financial Information on Subsidiaries
Summarized consolidated statements of financial position as at December 31, 2018, 2019 and 2020, are as follows:

	December 31, 2018
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%		13.2%
Current assets	￦	301,739	￦	2,997,429	￦	84,785	￦	161,162	￦	52,367
Non-current assets		514,263		724,950		39,279		111,546		220,125
Current liabilities		112,411		2,520,050		27,187		63,231		85,648
Non-current liabilities		37,430		110,486		1,030		2,812		54,666
Equity		666,161		1,091,843		95,847		206,665		132,178
Operating revenue		694,059		3,551,715		65,620		279,117		328,262
Profit or loss for the year		52,010		70,889		(5,545)		657		166
Total comprehensive income (loss)		47,787		116,604		(5,792)		738		(1,517)
Cash flows from operating activities		183,474		86,299		11,603		43,855		40,351
Cash flows from investing activities		(139,846)		128,538		(2,580)		(26,335)		(76,969)
Cash flows from financing activities		(77,647)		(117,561)		—		—		10,000
Net increase (decrease) in cash and cash equivalents		(34,019)		97,276		9,023		17,520		(26,618)
Cash and cash equivalents at beginning of year		65,747		177,826		6,626		21,647		32,326
Exchange differences		—		(13)		—		19		—
Cash and cash equivalents at end of year		31,728		275,089		15,649		39,186		5,708

	December 31, 2019
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%		13.2%
Current assets	￦	459,077	￦	2,580,634	￦	86,465	￦	115,694	￦	55,908
Non-current assets		389,199		1,332,348		31,587		164,124		223,969
Current liabilities		123,506		2,452,219		17,757		62,378		64,218
Non-current liabilities		19,333		142,013		2,009		12,391		89,622
Equity		705,437		1,318,750		98,286		205,049		126,037
Operating revenue		704,996		3,553,008		62,846		323,065		332,063
Profit or loss for the year		56,008		115,885		3,085		1,426		(4,875)
Total comprehensive income (loss)		55,936		289,122		2,469		(1,840)		(6,558)
Cash flows from operating activities		152,549		429,331		780		49,870		52,693
Cash flows from investing activities		(101,594)		(419,894)		(9,525)		(50,138)		(44,393)
Cash flows from financing activities		(18,833)		(5,744)		(687)		(1,860)		(5,227)
Net increase (decrease) in cash and cash equivalents		32,122		3,693		(9,432)		(2,128)		3,073
Cash and cash equivalents at beginning of year		31,728		275,089		15,649		39,186		5,708
Exchange differences		—		380		—		(15)		—
Cash and cash equivalents at end of year		63,850		279,162		6,217		37,043		8,781

	December 31, 2020
(In millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Hitel Co., Ltd.		KT Telecop Co., Ltd.
Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%		13.2%
Current assets	￦	480,450	￦	1,785,914	￦	90,056	￦	140,948	￦	79,076
Non-current assets		439,026		1,298,484		29,638		148,001		239,380
Current liabilities		153,236		1,602,667		17,045		74,045		136,565
Non-current liabilities		21,803		176,083		1,788		18,554		57,172
Equity		744,437		1,305,648		100,861		196,350		124,719
Operating revenue		706,631		3,387,641		65,898		350,231		392,489
Profit or loss for the year		58,190		39,455		3,809		2,080		212
Total comprehensive income (loss)		55,647		61,796		3,442		(8,700)		(1,319)
Cash flows from operating activities		160,934		(119,163)		6,011		62,521		35,834
Cash flows from investing activities		(105,293)		58,042		(3,353)		(58,186)		(57,976)
Cash flows from financing activities		(19,650)		22,790		(1,515)		(1,856)		14,652
Net increase (decrease) in cash and cash equivalents		35,991		(38,331)		1,143		2,479		(7,490)
Cash and cash equivalents at beginning of year		63,850		279,162		6,217		37,043		8,781
Exchange differences		(7)		(247)		—		(83)		—
Cash and cash equivalents at end of year		99,834		240,584		7,360		39,439		1,29 1

Summary of Changes in Ownership Interest on the Equity Attributable to Owners
The effect of changes in the ownership interest on the equity attributable to owners of the Group during 2018, 2019 and 2020 is summarized as follows:

(In millions of Korean won)	2018		2019		2020
Carrying amount of non-controlling interests acquired	￦	(194)	￦	(9,566)	￦	1,750
Consideration paid to non-controlling interests		11,312		484		9,878

Excess of consideration paid recognized in parent’s equity	￦	11,118	￦	(9,082)	￦	11,628